Equity Investment	3 Months Ended
Jun. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

3 – INVESTMENT AND SUBSIDIARIES

Investments and long term deposits	Original Cost	Carrying Value
CP4H	187,367	-
Equispheres	111,990	115,589
HostedBizz	1,005	771

On June 29th, 2012, ZIM Corporation made an equity investment in Connecting People For Health Co-operative Ltd. (“CP4H”) The investment consisted of the purchase of 200 common shares at a price of $187,367.

Connecting People for Health Co-operative Ltd. (CP4H) is owned by a large and varied base of co-operatives and Credit Unions that span Atlantic Canada. CP4H has created HealthConnex as a healthcare service for its members. CP4H has been promoting and working toward a more user-driven health care system since it was founded in 2006 by the co-op and credit union sector.

HealthConnex is a health portal providing tools for patients to drive positive change in the health care system, from the patient up. The HealthConnex internet portal provides convenient services and a pay engine that allow patients to connect with their health care team in new and innovative ways. In addition, HealthConnex purchased Benneworth Advanced Systems and the Medical Office Manager product (MOM) which was developed using ZIM's core database technology and language. ZIM's investment in CP4H is strategic in nature as it provides the company with indirect access to the 1800 medical professionals using MOM and future product opportunities. The equity interest in CP4H by ZIM is less than 10% and ZIM has no significant influence, over the corporate decisions of CP4H at this time. Based on these facts the investment has been accounted for using the cost method.

Due to material changes in the business outlook for CP4H, ZIM has determined that this investment is fully impaired and, on March 31, 2015, has taken an impairment charge equal to the full value of the investment.

On April 30, 2015, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 250,000 common shares at a price of $20,042.

On August 26, 2015, ZIM Corporation made an equity investment in Equispheres Inc. The investment consisted of the purchase of 500,000 common shares at a price of $91,948.

Equispheres Inc. is an advanced materials company developing new technologies for the production of metallic particles for use in additive manufacturing.

On April 1, 2006, ZIM purchased a US-based mobile content company called Advanced Internet Inc. (“AIS”).

In April 2016, ZIM incorporated a wholly owned subsidiary called GeneSpans Corporation. GeneSpans is focused on developing intellectual property and advancing research and development in the areas of new synthetic drugs and immunotherapies. Genespans’ name was changed to NuvoBio Corporation on August 25, 2016.